Finance Lease Receivables - Schedule of Aging of Past-Due Finance Lease Receivable (Detail) - Financial Lease Receivable [Member]	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 3,209,701		¥ 15,325,527
Current	33,793,979		217,607,994
Total	37,003,680	$ 5,806,685	232,933,521
Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	2,155,618		10,435,239
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	169,237		1,655,460
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	317,440		982,419
Financing Receivables, 90 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	97,182		621,594
Financing Receivables 120 To 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	242,872		637,153
Financing Receivables 150 To 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 227,352		¥ 993,662